ADVISORSHARES GERBER KAWASAKI ETF
Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 96.9%

Aerospace/Defense – 0.6%
General Dynamics Corp.	450	$135,990

Apparel – 1.0%
On Holding AG, Class A (Switzerland)(a)	4,500	225,675

Auto Manufacturers – 1.8%
Ferrari NV (Italy)	525	246,808
Tesla, Inc.(a)	600	156,978
Total Auto Manufacturers		403,786

Biotechnology – 2.6%
Regeneron Pharmaceuticals, Inc.(a)	564	592,899

Building Materials – 5.5%
Trane Technologies PLC	3,167	1,231,108

Computers – 9.2%
Apple, Inc.	6,500	1,514,500
Dell Technologies, Inc., Class C	4,582	543,150
Total Computers		2,057,650

Diversified Financial Services – 2.9%
LPL Financial Holdings, Inc.	2,800	651,364

Healthcare - Products – 1.1%
Stryker Corp.	700	252,882

Home Builders – 6.4%
Lennar Corp., Class A	7,688	1,441,346

Internet – 14.4%
Alphabet, Inc., Class C	6,100	1,019,859
Amazon.com, Inc.(a)	4,290	799,356
Netflix, Inc.(a)	1,520	1,078,090
Uber Technologies, Inc.(a)	4,500	338,220
Total Internet		3,235,525

Lodging – 6.1%
MGM Resorts International(a)	35,000	1,368,150

Media – 4.3%
Walt Disney Co. (The)	10,072	968,826

Pharmaceuticals – 6.0%
Novo Nordisk A/S (Denmark)(b)	10,570	1,258,570
Zoetis, Inc.	500	97,690
Total Pharmaceuticals		1,356,260

REITS – 2.5%
VICI Properties, Inc.	16,606	553,146

Retail – 2.8%
Home Depot, Inc. (The)	1,544	625,629

Semiconductors – 14.7%
Advanced Micro Devices, Inc.(a)	2,108	345,881
ASML Holding NV (Netherlands)	678	564,943
Broadcom, Inc.	4,000	690,000
NVIDIA Corp.	14,000	1,700,160
Total Semiconductors		3,300,984

Software – 11.0%
Microsoft Corp.	4,023	1,731,097
Oracle Corp.	4,285	730,164
Total Software		2,461,261

Venture Capital – 4.0%
Blackstone, Inc.	5,819	891,063

Total Common Stocks (Cost $16,404,128)		21,753,544
Investments	Shares	Value
EXCHANGE TRADED FUNDS – 2.8%

Equity Fund – 2.8%
AdvisorShares Pure US Cannabis ETF†(a)	41,187	$295,311
iShares Bitcoin Trust ETF(a)	9,000	325,170
Total Exchange Traded Funds (Cost $590,745)		620,481

MONEY MARKET FUND – 0.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(c) (Cost $132,864)	132,864	132,864

Total Investments – 100.3% (Cost $17,127,737)		22,506,889
Liabilities in Excess of Other Assets – (0.3%)		(67,406)
Net Assets – 100.0%		$22,439,483

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2024.

ADVISORSHARES GERBER KAWASAKI ETF
Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,753,544	$–	$–	$21,753,544
Exchange Traded Funds	620,481	–	–	620,481
Money Market Fund	132,864	–	–	132,864
Total	$22,506,889	$–	$–	$22,506,889

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.6%
Apparel	1.0
Auto Manufacturers	1.8
Biotechnology	2.6
Building Materials	5.5
Computers	9.2
Diversified Financial Services	2.9
Equity Fund	2.8
Healthcare - Products	1.1
Home Builders	6.4
Internet	14.4
Lodging	6.1
Media	4.3
Pharmaceuticals	6.0
REITS	2.5
Retail	2.8
Semiconductors	14.7
Software	11.0
Venture Capital	4.0
Money Market Fund	0.6
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

ADVISORSHARES GERBER KAWASAKI ETF
Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2024	Value at 9/30/2024	Dividend Income
AdvisorShares Pure US Cannabis ETF	$448,500	$–	$(123,022)	$(63,162)	$32,995	41,187	$295,311	$–